Cover	Aug. 29, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 29, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40760
Entity Registrant Name	SEQLL INC.
Entity Central Index Key	0001605888
Entity Tax Identification Number	46-5319744
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3 Federal Street
Entity Address, City or Town	Billerica
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01821
City Area Code	781
Local Phone Number	460-6016
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $.00001 per share
Title of 12(b) Security	Common Stock, par value $.00001 per share
Trading Symbol	SQL
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	SQLLW
Security Exchange Name	NASDAQ